Profit Sharing Plan	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
PROFIT SHARING PLAN
NOTE 15 - PROFIT SHARING PLAN

The Company maintains a 401(k) Profit Sharing Plan (“401k Plan”).  Employees who are 21 years of age and have performed 90 days of service are eligible to participate.  Each year, employees can make salary contributions of up to 25% of their salary.  The Company matches 100% of employee contributions up to 3% of eligible employee compensation and 50% of employee contributions of 3% to 5% for a total of 4% of employee compensation.  Employer contributions to the 401k Plan were $263,000 and $259,000, for the years ended December 31, 2012 and 2011, respectively.